UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02752 and 811-21299

Name of Fund: CMA Money Fund and Master Money LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, CMA Money Fund and Master Money LLC, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2010

Date of reporting period: 09/30/2009

Item 1 – Report to Stockholders

Semi-Annual Report (Unaudited)
September 30, 2009

CMA Money Fund

2	CMA MONEY FUND	SEPTEMBER 30, 2009

Dear Shareholder

The past 12 months saw a seismic shift in market sentiment — from fear and pessimism during the worst economic decline and crisis of confidence in financial markets since The Great Depression, to exuberance and increasing optimism amid emerging signs of recovery. The period began on the heels of the infamous collapse of Lehman Brothers, which triggered an intensifying deterioration in global economic activity in the final months of 2008 and the early months of 2009 and resulted in massive government intervention (on a global scale) in the financial system and the economy. The tide turned dramatically in March 2009, however, on the back of new US government initiatives, as well as better-than-expected economic data and upside surprises in corporate earnings.

Not surprisingly, US equities endured extreme volatility in this environment — steep declines and heightened risk aversion in the early part of the reporting period gave way to an impressive seven-month rally that began in March. This rally has pushed all major indexes well into positive territory for 2009. Stocks did experience modest setbacks in June and then again in late September and early October, but the overall trajectory was up. The experience in international markets was similar to that in the United States. Prominent in the rally have been emerging markets, which were less affected by the global credit crunch and are experiencing faster economic growth rates when compared to the developed world.

In fixed income markets, the flight-to-safety premium in Treasury securities prevailed during the equity market downturn, but concerns about deficit spending, debt issuance, inflation and dollar weakness have kept Treasury yields range bound in recent months. At the same time, near-zero interest rates on risk-free assets, coupled with an improving macro environment, prompted many investors to reallocate money from cash investments into higher-yielding and riskier non-Treasury assets, bidding those prices higher. The high yield sector was the greatest beneficiary of this move, having decisively outpaced all other taxable asset classes since the start of 2009. Similarly, the municipal bond market is on pace for its best performance year ever in 2009, following one of its worst years in 2008. Investor demand remains strong while the Build America Bonds program has alleviated supply pressures, creating a highly favorable technical backdrop. Municipal bond mutual funds are seeing record inflows, reflecting the renewed investor interest in the asset class.

Total Returns as of September 30, 2009	6-month	12-month

US equities (S&P 500 Index)	34.02%	(6.91)%

Small cap US equities (Russell 2000 Index)	43.95	(9.55)

International equities (MSCI Europe, Australasia, Far East Index)	49.85	3.23

US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index*)	(3.77)	7.66

Taxable fixed income (Barclays Capital US Aggregate Bond Index)	5.59	10.56

Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	9.38	14.85

High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	40.25	22.51

*	Formerly a Merrill Lynch index.

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

The market environment has visibly improved since the beginning of the year, but a great deal of uncertainty and risk remain. Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit the most recent issue of our award-winning Shareholder® magazine at www.blackrock.com/shareholdermagazine. We thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

Announcement to Shareholders

On June 16, 2009, BlackRock, Inc. announced that it received written notice from Barclays PLC (“Barclays”) in which Barclays’ Board of Directors had accepted BlackRock’s offer to acquire Barclays Global Investors (“BGI”). At a special meeting held on August 6, 2009, BlackRock’s proposed purchase of BGI was approved by an overwhelming majority of Barclays’ voting shareholders, an important step toward closing the transaction. The combination of BlackRock and BGI will bring together market leaders in active and index strategies to create the preeminent asset management firm. The transaction is scheduled to be completed in the fourth quarter of 2009, subject to important fund shareholder and regulatory approvals.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Information

Yields

	7-Day SEC Yield	7-Day Yield

As of September 30, 2009	0.04%	0.05%

Past performance is not indicative of future results.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses, including administration fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on April 1, 2009 and held through September 30, 2009) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees, or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Actual			Hypothetical[2]

	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During the Period[1]	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During the Period[1]

CMA Money Fund	$1,000	$1,000.80	$2.81	$1,000	$1,022.29	$2.84

[1]

Expenses are equal to the Fund’s annualized expense ratio of 0.56%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the Master LLC in which it invests.

[2]	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

4	CMA MONEY FUND	SEPTEMBER 30, 2009

Statement of Assets and Liabilities

September 30, 2009 (Unaudited)	CMA Money Fund

Assets

Investment at value — Master Money LLC (the “Master LLC”) (cost — $10,012,202,419)	$10,012,202,419
Capital shares sold receivable	680
Withdrawals receivable from the Master LLC	153
Prepaid expenses	122,367

Total assets	10,012,325,619

Liabilities

Administration fees payable	1,865,834
Transfer agent fees payable	621,074
Officer’s and Directors’ fees payable	1,293
Capital shares redeemed payable	833
Other accrued expenses payable	113,393
Other liabilities	2,343

Total liabilities	2,604,770

Net Assets	$10,009,720,849

Net Assets Consist of

Paid-in capital	$10,007,840,585
Undistributed net investment income	1,663,562
Accumulated net realized gain allocated from the Master LLC	216,702

Net Assets	$10,009,720,849

Net Asset Value

Class I — Based on net assets of $10,009,720,849 and 10,007,831,736 shares outstanding, unlimited number of shares authorized, par value $0.10 per share	$1.00

Statement of Operations

Six Months Ended September 30, 2009 (Unaudited)	CMA Money Fund

Investment Income

Interest income	$91
Net investment income allocated from the Master LLC:
Interest	43,083,479
Expenses	(8,522,015)

Total income	34,561,555

Expenses

Administration	14,671,670
Distribution	7,282,324
Federal insurance	2,524,121
Transfer agent	2,245,883
Registration	318,944
Printing	104,785
Professional	33,295
Officer and Directors	2,666
Miscellaneous	23,704

Total expenses	27,207,392
Less fees waived by administrator	(360,184)
Less distribution fees waived	(2,155,261)

Total expenses after fees waived	24,691,947

Net investment income	9,869,608

Realized Gain Allocated from the Master LLC

Net realized gain from investments	216,702

Net Increase in Net Assets Resulting from Operations	$10,086,310

See Notes to Financial Statements.

CMA MONEY FUND	SEPTEMBER 30, 2009	5

Statements of Changes in Net Assets	CMA Money Fund

Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009

Operations

Net investment income	$9,869,608	$270,498,542
Net realized gain	216,702	985,635

Net increase in net assets resulting from operations	10,086,310	271,484,177

Dividends to Shareholders From

Net investment income	(9,869,608)	(270,498,542)
Net realized gain	(23,790)	—

Decrease in net assets resulting from dividends and distributions to shareholders	(9,893,398)	(270,498,542)

Capital Share Transactions

Net proceeds from sale of shares	21,266,131,495	65,705,905,109
Reinvestment of dividends	9,893,398	270,488,370
Cost of shares redeemed	(24,719,814,183)	(67,397,070,881)

Net decrease in net assets derived from capital share transactions	(3,443,789,290)	(1,420,677,402)

Net Assets

Total decrease in net assets	(3,443,596,378)	(1,419,691,767)
Beginning of period	13,453,317,227	14,873,008,994

End of period	$10,009,720,849	$13,453,317,227

Undistributed net investment income	$1,663,562	$1,687,352

See Notes to Financial Statements.

6	CMA MONEY FUND	SEPTEMBER 30, 2009

Financial Highlights	CMA Money Fund

	Six Months Ended September 30, 2009 (Unaudited)

		Year Ended March 31,

		2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0008	0.0202	0.0455	0.0460	0.0313	0.0120
Net realized and unrealized gain (loss)	—	0.0001	0.0001	0.0007	(0.0000)	(0.0012)

Net increase from investment operations	0.0008	0.0203	0.0456	0.0467	0.0313	0.0108

Dividends and distributions from:
Net investment income	(0.0008)	(0.0202)	(0.0455)	(0.0460)	(0.0313)	(0.0120)
Net realized gain	—	—	—	(0.0000)	(0.0000)	(0.0000)

Total dividends and distributions	(0.0008)	(0.0202)	(0.0455)	(0.0460)	(0.0313)	(0.0120)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]

Total investment return	0.08%[2]	2.03%	4.65%	4.68%	3.18%	1.21%

Ratios to Average Net Assets[3]

Total expenses	0.61%[4]	0.58%	0.57%	0.57%	0.56%	0.58%

Total expenses after fees waived	0.56%[4]	0.58%	0.57%	0.57%	0.56%	0.58%

Net investment income	0.17%[4]	2.01%	4.48%	4.62%	3.13%	1.14%

Supplemental Data

Net assets, end of period (000)	$10,009,721	$13,453,317	$14,873,009	$9,951,527	$7,935,443	$7,737,111

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[2]	Aggregate total investment return.

[3]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

[4]	Annualized.

See Notes to Financial Statements.

CMA MONEY FUND	SEPTEMBER 30, 2009	7

Notes to Financial Statements (Unaudited)	CMA Money Fund

1. Organization and Significant Accounting Policies:

CMA Money Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, diversified, open-end management investment company. The Fund is organized as a Massachusetts business trust. The Fund seeks to achieve its investment objective by investing all of its assets in Master Money LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. The Master LLC is organized as a Delaware limited liability company. The value of the Fund’s investment in the Master LLC reflects the Fund’s proportionate interest in the net assets of the Master LLC. The percentage of the Master LLC owned by the Fund at September 30, 2009 was 59.3%. The performance of the Fund is directly affected by the performance of the Master LLC. The financial statements of the Master LLC, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Board of Trustees of the Fund and the Board of Directors of the Master LLC are referred to throughout this report as the “Board of Directors” or the “Board.” The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: The Fund records its investment in the Master LLC at fair value. Valuation of investments held by the Master LLC is discussed in Note 1 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report. The Fund seeks to maintain the net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Fair Value Measurements: Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information avail- able in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2009, the Fund’s investment in the Master LLC was classified as Level 2. The Fund believes more relevant disclosure regarding fair value measurements relate to the Master LLC, which is disclosed in Note 1 of the Master LLC’s Notes to Financial Statements included elsewhere in this report.

Investment Transactions and Net Investment Income: For financial reporting purposes, investment transactions in the Master LLC are accounted for on a trade date basis. The Fund records daily its proportionate share of the Master LLC’s income, expenses and realized gains and losses. In addition, the Fund accrues its own income and expenses.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and reinvested daily and paid monthly. Distributions of realized gains, if any, are recorded on the ex-dividend dates.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended March 31, 2009.The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Standards: In June 2009, amended guidance was issued by the Financial Accounting Standards Board for transfers of financial assets. This guidance is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the enhanced disclosure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Fund’s financial statements and disclosures, if any, is currently being assessed.

8	CMA MONEY FUND	SEPTEMBER 30, 2009

Notes to Financial Statements (concluded)	CMA Money Fund

Other: Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods.

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC is not.

The Fund has entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays a monthly fee at an annual rate of 0.25% of the Fund’s average daily net assets.

The Fund has entered into a Distribution Agreement and Shareholder Servicing Plan (the “Distribution Plan”) with BlackRock Investments, LLC (“BRIL”), which is an affiliate of BlackRock.

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL a distribution fee. The fee is accrued daily and paid monthly at the annual rate of 0.125% of the Fund’s average daily net assets.

The Administrator and BRIL voluntarily agreed to waive a portion of their respective administration and distribution fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of net investment income. These amounts are shown as fees waived by administrator and distribution fees waived in the Statement of Operations. The Administrator or BRIL may discontinue this waiver or reimbursement at any time.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for compensation paid to the Fund’s Chief Compliance Officer.

3. Capital Share Transactions:

The number of shares sold, reinvested and redeemed during the past two years correspond to the amounts included in the Statements of Changes in Net Assets for net proceeds from the sale of shares, reinvestment of dividends and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Federal Insurance:

The Fund participated in the US Treasury Department’s Temporary Guarantee Program for Money Market Funds (the “Program”). As a result of the Fund’s participation in the Program, in the event a Fund’s net asset value fell below $0.995 per share, shareholders in that Fund would have federal insurance of $1.00 per share up to the lesser of shareholders’ balances in the Fund as of the close of business on September 19, 2008, or the remaining balances of such shareholder accounts as of the date the guarantee is triggered. Any increase in the number of shares in a shareholder’s balance after the close of business on September 19, 2008 and any future investments after a shareholder had closed their account would not be guaranteed. As a participant of the Program, which expired September 18, 2009, the Fund paid a participation fee of 0.03% for the period December 19, 2008 through September 18, 2009 of the Fund’s shares outstanding value as of September 19, 2008. The participation fee for the period April 1, 2009 to September 18, 2009 is included in federal insurance in the Statement of Operations.

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through November 24, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

CMA MONEY FUND	SEPTEMBER 30, 2009	9

Portfolio Information	Master Money LLC

As of September 30, 2009

Portfolio Composition	Percent of Net Assets

Commercial Paper	38%
Certificates of Deposit — Yankee*	35
U.S. Government Sponsored Agency Obligations	11
U.S. Treasury Obligations	9
Corporate Notes	4
Municipal Bonds	2
Certificates of Deposit	1

Total	100%

*	US branches of foreign banks.

10	CMA MONEY FUND	SEPTEMBER 30, 2009

Schedule of Investments September 30, 2009 (Unaudited)	Master Money LLC
(Percentages shown are based on Net Assets)

Certificates of Deposit — 1.2%	Par (000)	Value

Credit Agricole SA, NY, 0.61%, 12/29/09	$208,000	$208,000,000

Certificates of Deposit — Yankee — 34.5% (a)

Abbey National Treasury Services Plc,
0.76%, 7/20/10	132,580	132,580,000
BNP Paribas, NY:
0.56%, 11/30/09	200,000	200,000,000
0.45%, 1/13/10	195,000	194,999,987
0.42%, 2/03/10	100,000	100,000,000
Banco Bilbao Vizcaya Argentaria SA, NY:
1.07%, 10/29/09	100,000	100,000,801
0.66%, 12/04/09	80,000	80,000,720
0.26%, 12/17/09	195,000	195,002,111
0.53%, 12/30/09	155,000	155,001,954
Bank of Montreal, Chicago:
0.32%, 10/09/09	110,000	110,000,275
0.26%, 12/14/09	200,000	200,000,000
Barclays Bank Plc, NY:
0.33%, 11/09/09	150,000	150,000,000
0.65%, 2/26/10	300,000	300,000,000
0.58%, 3/15/10	65,000	65,000,000
Dexia Credit Local, NY, GTD:
0.51%, 10/19/09	238,500	238,500,000
0.27%, 10/22/09	225,000	225,001,375
DnB NOR Bank ASA, NY:
1.42%, 10/27/09	250,000	250,000,000
0.62%, 12/14/09	100,000	100,000,000
Fortis Bank SA, NY, 0.33%, 1/22/10	150,000	150,000,000
Intesa Sanpaolo SpA, NY:
0.52%, 10/20/09	189,000	189,000,000
0.49%, 1/11/10	150,000	150,000,000
Lloyd’s TSB Bank Plc, NY:
0.44%, 10/23/09	231,000	231,000,000
0.42%, 11/04/09	100,000	100,000,000
Rabobank Nederland NV, NY:
0.50%, 11/30/09	90,000	90,000,000
0.40%, 2/05/10	100,000	100,000,000
Royal Bank of Scotland Group Plc, NY:
0.50%, 10/09/09	206,500	206,500,000
0.51%, 10/16/09	185,000	185,000,000
0.35%, 12/07/09	225,000	225,000,000
0.32%, 12/21/09	125,000	125,000,000
Société Générale, NY, 0.53%, 1/07/10	152,000	152,000,000
Svenska Handelsbanken AB, NY:
0.83%, 11/09/09	188,000	188,002,080
0.62%, 11/30/09	220,000	220,001,858
UBS AG, Stamford:
0.59%, 10/16/09	275,000	275,000,000
0.55% – 0.57%, 11/03/09	250,000	250,000,000
0.40%, 11/23/09	195,000	195,000,000

Total Certificates of Deposit — Yankee		5,827,591,161

Commercial Paper — 37.8% (b)	Par (000)	Value

ANZ National International Ltd.:
0.32%, 1/25/10	$75,200	$75,121,792
0.33%, 2/01/10	64,500	64,426,685
Antalis U.S. Funding Corp., 0.31%, 10/14/09	10,000	9,998,794
Atlantis One Funding Corp.:
0.31%, 11/05/09	150,000	149,953,500
0.31%, 11/06/09	125,000	124,960,174
0.27%, 11/12/09	70,000	69,977,425
0.27%, 11/16/09	50,000	49,982,375
Banco Bilbao Viz London,
1.00%, 11/13/09	246,000	245,699,333
CAFCO, LLC, 0.28%, 10/14/09	100,000	99,989,111
CRC Funding, LLC, 0.25%, 11/10/09	140,000	139,960,139
Cancara Asset Securitization LLC:
0.26%, 10/05/09	150,000	149,994,583
0.27%, 10/08/09	100,000	99,994,000
0.26%, 10/09/09	34,000	33,997,790
0.36%, 10/16/09	150,000	149,976,000
0.34%, 10/19/09	59,000	58,989,413
0.34%, 10/20/09	38,500	38,492,728
0.32%, 10/26/09	28,000	27,993,529
0.30%, 11/16/09	80,000	79,968,667
0.30%, 11/20/09	124,997	124,943,876
Ciesco, LLC, 0.27%, 10/02/09	40,000	39,999,400
Clipper Receivables Co. LLC, 0.14%, 10/01/09	85,000	84,999,669
Danske Corp., GTD:
0.76%, 11/02/09	50,000	49,965,396
0.25%, 11/30/09	259,331	259,221,144
0.40%, 1/29/10	200,000	199,731,111
Deutsche Bank Financial LLC, 0.30%, 11/13/09	125,000	124,954,167
DnB NOR Bank ASA:
0.66%, 12/10/09	164,500	164,285,876
0.52%, 12/21/09	38,000	37,954,991
Erasmus Capital Corp.:
0.24%, 10/09/09	40,000	39,997,600
0.26%, 11/02/09	15,000	14,996,425
0.26%, 11/03/09	31,848	31,840,180
Fortis Funding LLC, 0.58%, 10/06/09	190,000	189,981,633
Gotham Funding Corp., 0.24%, 10/13/09	95,000	94,991,767
Govco LLC, 0.27%, 10/01/09	90,000	89,999,325
JPMorgan Funding, Inc., 0.30%, 10/06/09	75,000	74,996,250
KBC Financial Products International Ltd.,
0.47%, 10/02/09	60,000	59,998,433
Lloyd’s TSB Bank Plc, 0.43%, 10/19/09	52,000	51,988,199
Manhattan Asset Funding Co. LLC:
0.35%, 10/01/09	38,905	38,904,622
0.27%, 10/06/09	47,500	47,497,863
0.26%, 10/14/09	75,000	74,992,417
Nieuw Amsterdam Receivables Corp.:
0.38%, 10/16/09	89,000	88,984,969
0.36%, 10/22/09	80,000	79,982,400
0.36%, 10/23/09	33,000	32,992,410
0.36%, 11/10/09	75,000	74,969,250
0.29%, 12/11/09	75,000	74,956,500

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AMT	Alternative Minimum Tax
FSA	Financial Security Assurance Inc.
HFA	Housing Finance Agency
RB	Refunding Bonds
S/F	Single-Family
VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

CMA MONEY FUND	SEPTEMBER 30, 2009	11

Schedule of Investments (continued)	Master Money LLC
(Percentages shown are based on Net Assets)

Commercial Paper (b) (concluded)	Par (000)	Value

NRW Bank, 0.31%, 12/17/09	$175,000	$174,882,458
Rabobank USA Financial Corp., 0.38%, 1/14/10	30,722	30,687,625
Romulus Funding Corp.:
0.48%, 10/15/09	28,000	27,994,400
0.65%, 10/28/09	35,000	34,982,306
0.45%, 11/18/09	15,000	14,990,813
SanPaolo IMI U.S. Financial Co., 0.23%, 10/14/09	112,239	112,228,961
Scaldis Capital LLC:
0.27%, 10/01/09	18,000	17,999,865
0.37%, 10/02/09	35,000	34,999,281
0.35%, 11/02/09	80,000	79,974,333
0.30%, 11/10/09	48,000	47,983,600
0.28%, 11/13/09	27,022	27,012,753
0.30%, 11/18/09	118,000	117,951,817
0.28%, 11/23/09	114,000	113,952,120
0.28% – 0.30%, 12/01/09	40,000	39,980,367
0.30%, 12/02/09	55,000	54,971,125
Société Générale, North America, Inc.:
0.73%, 11/06/09	200,000	199,849,944
0.41%, 1/19/10	160,000	159,797,733
0.46%, 2/03/10	100,000	99,839,000
Solitaire Funding LLC:
0.35%, 10/06/09	170,000	169,990,083
0.35%, 10/07/09	152,000	151,989,656
0.26% – 0.29%, 10/26/09	128,444	128,418,463
0.29% – 0.30%, 11/16/09	162,000	161,937,464
Svenska Handelsbanken Inc, 0.51%, 12/15/09	69,660	69,584,999
Tempo Finance Corp., 0.26%, 10/26/09	100,000	99,981,222
Tulip Funding Corp., 0.23%, 10/15/09	88,823	88,814,488
UBS Finance (Delaware), LLC, 0.55%, 10/16/09	125,000	124,969,444
Victory Receivables Corp., 0.22%, 10/13/09	75,000	74,994,042

Total Commercial Paper		6,378,360,273

Corporate Notes — 4.0% (c)

Bank of Montreal, Chicago, 0.80%, 10/05/09 (d)	181,840	181,840,000
HSBC USA Inc., 0.93%, 10/15/09	33,725	33,725,000
KBC Bank NV, 0.64%, 11/02/09	109,255	109,255,000
Nordea Bank Finland Plc, 0.87%, 10/23/09	137,450	137,450,000
Rabobank Nederland NV, NY, 0.26%, 1/07/10 (d)	213,400	213,400,000

Total Corporate Notes		675,670,000

Funding Agreements — 0.4% (c)(e)

Genworth Life Insurance Co., 0.40%, 10/13/09	75,000	75,000,000

Total Funding Agreements		75,000,000

Municipal Bonds — 1.8% (f)

California HFA, RB, VRDN, Home Mortgage, AMT:	46,220	46,220,000
Series B, 2.70%, 10/07/09
Series F, 1.95%, 10/07/09	45,865	45,865,000

Municipal Bonds (f) (concluded)	Par (000)	Value

Metropolitan Transportation Authority, Refunding RB, VRDN, Series D-2 (FSA), 0.40%, 10/07/09	$37,000	$37,000,000
Pennsylvania Economic Development Financing Authority, Refunding RB, VRDN, Sunoco, Inc. Project, Series B, 0.25%, 10/07/09	36,800	36,800,000
Pennsylvania Housing Facilities Authority, S/F Mortgage RB, VRDN, Series 95-C, AMT, 0.40%, 10/07/09	31,180	31,180,000
Triborough Bridge & Tunnel Authority, New York, RB, VRDN, General, Series B, 0.30%, 10/07/09	106,570	106,570,000

Total Municipal Bonds		303,635,000

U.S. Government Sponsored Agency Obligations — 11.4% (c)

Fannie Mae Variable Rate Notes, 0.42%, 8/05/10	115,805	115,769,284
Federal Home Loan Bank Variable Rate Notes:
0.67%, 2/05/10	118,955	118,955,000
0.76%, 2/26/10	125,060	125,060,000
0.39%, 7/09/10	215,550	215,516,568
0.50%, 10/08/10	137,000	136,957,851
Freddie Mac Variable Rate Notes:
0.41%, 7/14/10	130,000	129,964,312
0.39%, 8/24/10	98,650	98,653,814
0.31%, 9/03/10	213,610	213,570,362
0.31%, 2/14/11	475,170	475,066,825
0.35%, 5/05/11	290,000	289,860,432

Total U.S. Government Sponsored Agency Obligations		1,919,374,448

U.S. Treasury Obligations — 8.6% (b)

U.S. Treasury Bills:
0.61% – 0.66%, 11/19/09	249,610	249,388,430
0.12%, 12/31/09	120,000	119,963,200
0.14%, 2/18/10	175,000	174,907,469
0.15%, 2/25/10	170,000	169,897,962
0.41%, 6/10/10	175,000	174,500,676
0.55%, 7/01/10	182,000	181,245,054
0.39%, 7/15/10	353,300	352,211,836
0.48%, 7/29/10	39,001	38,847,029

Total U.S. Treasury Obligations		1,460,961,656

Repurchase Agreements — 0.2%

UBS Securities LLC, 0.07%, 10/01/09 (Purchased on 9/30/09 to be repurchased at $25,690,050, collateralized by U.S. Treasury Notes, 1.25% – 3.50% due 1/15/11 – 7/15/19)	25,690	25,690,000

Total Repurchase Agreements		25,690,000

Total Investments (Cost — $16,874,282,538*) — 99.9%		16,874,282,538
Other Assets Less Liabilities — 0.1%		15,522,979

Net Assets — 100.0%		$16,889,805,517

See Notes to Financial Statements.

12	CMA MONEY FUND	SEPTEMBER 30, 2009

Schedule of Investments (concluded)	Master Money LLC

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of foreign domiciled bank.

(b)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand or maturity.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Restricted security as to resale, representing 0.4% of net assets, were as follows:

Issue	Acquisition Date	Cost	Value

Genworth Life Insurance Co., 0.40%, 10/13/09	10/10/08	$75,000,000	$75,000,000

(f)

Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Master LLC’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2	$16,874,282,538
Level 3	—

Total	$16,874,282,538

See Notes to Financial Statements.

CMA MONEY FUND	SEPTEMBER 30, 2009	13

Statement of Assets and Liabilities

September 30, 2009 (Unaudited)	Master Money LLC

Assets

Investments at value — unaffiliated (cost — $16,874,282,538)	$16,874,282,538
Cash	894
Interest receivable	10,088,660
Contributions receivable from investors	7,669,959
Prepaid expenses	385,968

Total assets	16,892,428,019

Liabilities

Investment advisory fees payable	1,857,221
Other affiliates payable	98,378
Officer’s and Directors’ fees payable	6,469
Withdrawals payable to investors	153
Other accrued expenses payable	660,281

Total liabilities	2,622,502

Net Assets	$16,889,805,517

Net Assets Consist of

Investors’ capital	$16,889,805,517

Statement of Operations

Six Months Ended September 30, 2009 (Unaudited)	Master Money LLC

Investment Income

Interest	$68,637,875

Expenses

Investment advisory	12,202,795
Accounting services	873,775
Custodian	223,461
Officer and Directors	131,538
Professional	83,588
Printing	15,988
Miscellaneous	136,845

Total expenses	13,667,990

Net investment income	54,969,885

Realized Gain

Realized gain from investments	340,604

Net Increase in Net Assets Resulting from Operations	$55,310,489

See Notes to Financial Statements.

14	CMA MONEY FUND	SEPTEMBER 30, 2009

Statements of Changes in Net Assets	Master Money LLC

Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009

Operations

Net investment income	$54,969,885	$521,368,573
Net realized gain	340,604	1,545,577

Net increase in net assets resulting from operations	55,310,489	522,914,150

Capital Transactions

Proceeds from contributions	52,764,531,725	143,629,749,207
Fair value of withdrawals	(56,648,358,612)	(146,570,966,351)

Net decrease in net assets derived from capital transactions	(3,883,826,887)	(2,941,217,144)

Net Assets

Total decrease in net assets	(3,828,516,398)	(2,418,302,994)
Beginning of period	20,718,321,915	23,136,624,909

End of period	$16,889,805,517	$20,718,321,915

Financial Highlights	Master Money LLC

	Six Months Ended September 30, 2009 (Unaudited)

		Year Ended March 31,

		2009	2008	2007	2006	2005

Total Investment Return

Total investment return	0.29%[1]	2.47%	5.08%	5.11%	3.59%	1.64%

Ratios to Average Net Assets

Total expenses	0.15%[2]	0.14%	0.14%	0.14%	0.15%	0.15%

Net investment income	0.58%[2]	2.45%	4.92%	5.05%	3.54%	1.60%

Supplemental Data

Net assets, end of period (000)	$16,889,806	$20,718,322	$23,136,625	$17,543,554	$15,234,412	$15,428,904

[1]	Aggregate total investment return.

[2]	Annualized.

See Notes to Financial Statements.

CMA MONEY FUND	SEPTEMBER 30, 2009	15

Notes to Financial Statements (Unaudited)	Master Money LLC

1. Organization and Significant Accounting Policies:

Master Money LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Limited Liability Company Agreement permits the Board of Directors to issue non-transferable interests in the Master LLC, subject to certain limitations. The Board of Directors of the Master LLC is referred to throughout this report as the “Board of Directors” or the “Board.” The Master LLC’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Master LLC:

Valuation: The Master LLC’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security.

Repurchase Agreements: The Master LLC may invest in US government and agency securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Master LLC’s custodian. In the event the counterparty defaults and the fair value of the collateral declines, the Master LLC could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Master LLC amortizes all premiums and discounts on debt securities.

Income Taxes: The Master LLC is classified as a partnership for federal income tax purposes. As such, each investor in the Master LLC is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Master LLC. Therefore, no federal income tax provision is required. It is intended that the Master LLC’s assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code.

The Master LLC files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master LLC’s US federal tax returns remains open for each of the four years ended March 31, 2009.The statutes of limitations on the Master LLC’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Standards: In June 2009, amended guidance was issued by the Financial Accounting Standards Board for transfers of financial assets. This guidance is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the enhanced disclosure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Master LLC’s financial statements and disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Master LLC are charged to the Master LLC. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC is not.

The Master LLC entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the Master LLC’s portfolio and provides the necessary personnel, facilities and equipment and certain other services necessary to the operations of the Master LLC. For such services, the Master LLC pays the Manager a monthly fee based upon the average daily value of the Master LLC’s net assets at the following annual rates: 0.25% of the Master LLC’s average daily net assets not exceeding $500 million; 0.175% of the average daily net assets in excess of $500 million, but not exceeding $1 billion; and 0.125% of the average daily net assets in excess of $1 billion.

16	CMA MONEY FUND	SEPTEMBER 30, 2009

Notes to Financial Statements (concluded)	Master Money LLC

The Manager has entered into a separate sub-advisory agreement with BlackRock Institutional Management Corporation (“BIMC”), an affiliate of the Manager, under which the Manager pays BIMC for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Master LLC to the Manager.

For the six months ended September 30, 2009, the Master LLC reimbursed the Manager $214,459 for certain accounting services, which is included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates. The Master LLC reimburses the Manager for compensation paid to the Master LLC’s Chief Compliance Officer.

3. Market and Credit Risk:

In the normal course of business, the Master LLC invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Master LLC may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master LLC; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Master LLC may be exposed to counterparty risk, or the risk that an entity with which the Master LLC has unsettled or open transactions may default. Financial assets, which potentially expose the Master LLC to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Master LLC’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Master LLC’s Statement of Assets and Liabilities.

4. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master LLC through November 24, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

CMA MONEY FUND	SEPTEMBER 30, 2009	17

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Directors of Master Money LLC (the “Master LLC”) met on April 16, 2009 and May 21 – 22, 2009 to consider the approval of the Master LLC’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor. The Board of Directors of the Master LLC also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Institutional Management Corporation (the “Sub-Advisor”) with respect to the Master LLC. CMA Money Fund (the “Fund”) currently invests all of its investable assets in the Master LLC. Accordingly, the Board of Trustees of the Fund also considered the approval of the Advisory Agreement and the Sub-Advisory Agreement. The Fund does not require investment advisory services since all investments are made at the Master LLC level.

The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.” For ease and clarity of presentation, the Board of Directors of the Master LLC and the Board of Trustees of the Fund, each of which is comprised of the same thirteen individuals, are herein referred to individually as a “Board” and collectively as the “Boards” and the members of the Boards are referred to as the “Board Members.”

Activities and Composition of the Boards

Each Board consists of thirteen individuals, eleven of whom are not “interested persons” of either the Fund or the Master LLC as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Fund or the Master LLC, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Boards are each Independent Board Members. Each Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Performance Oversight and Contract Committee and the Executive Committee, which each have one interested Board Member) and is chaired by Independent Board Members.

The Agreements

Pursuant to the 1940 Act, the Boards are required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Boards assessed, among other things, the nature, scope and quality of the services provided to the Fund and/or the Master LLC by the personnel of BlackRock and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting applicable legal and regulatory requirements.

Throughout the year, the Boards, acting directly and through their committees, consider at each of their meetings factors that are relevant to their annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and/or the Master LLC and their shareholders and/or interest holders, as applicable (collectively referred to herein as the “shareholders”). Among the matters the Boards considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management and portfolio managers’ analysis of the reasons for any out performance or underperformance against its peers; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund and/or the Master LLC for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) Fund and/or Master LLC operating expenses; (d) the resources devoted to and compliance reports relating to the Fund’s and the Master LLC’s investment objective, policies and restrictions; (e) each of the Fund’s and the Master LLC’s compliance with its respective Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting policies approved by the Boards; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s and the Master LLC’s respective valuation and liquidity procedures; and (k) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 16, 2009 meeting, the Boards requested and received materials specifically relating to the Agreements. The Boards are engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist their deliberations. The materials provided in connection with the April meeting included: (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Fund fees and expenses, and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the profitability of the Agreements to BlackRock and a discussion of fallout benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional clients, under similar investment mandates, as well as the performance of such other clients; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the Fund and/or the Master LLC to BlackRock; (f) sales and redemption data regarding the Fund’s shares; and (g) an internal comparison of management fees classified by Lipper, if applicable.

18	CMA MONEY FUND	SEPTEMBER 30, 2009

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

At an in-person meeting held on April 16, 2009, the Boards reviewed materials relating to their consideration of the Agreements. As a result of the discussions that occurred during the April 16, 2009 meeting, the Boards presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the May 21 – 22, 2009 Board meeting.

At an in-person meeting held on May 21 – 22, 2009, the Board Members of the Master LLC present at the meeting, including the Independent Board Members present at the meeting, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Master LLC, each for a one-year term ending June 30, 2010. The Board Members of the Fund present at the meeting, including the Independent Board Members present at the meeting, also considered the continuation of the Agreements and found the Agreements to be satisfactory. The Boards considered all factors they believed relevant with respect to the Fund and/or the Master LLC, as applicable, including, among other factors: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund, the Master LLC and BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the relationship with the Fund and the Master LLC; (d) economies of scale; and (e) other factors.

The Boards also considered other matters they deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of the Fund’s shares, services related to the valuation and pricing of portfolio holdings of the Master LLC, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Fund and the Master LLC and advice from independent legal counsel with respect to the review process and materials submitted for the Boards’ review. The Boards noted the willingness of BlackRock personnel to engage in open, candid discussions with the Boards. The Boards did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services: The Boards, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund and the Master LLC. Throughout the year, the Boards compared Fund performance to the performance of a comparable group of mutual funds, and the performance of a relevant benchmark, if any. The Boards met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Boards also reviewed the materials provided by the Master LLC’s portfolio management team discussing Master LLC performance and the Master LLC’s investment objective, strategies and outlook.

The Boards considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Master LLC’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Boards also reviewed a general description of BlackRock’s compensation structure with respect to the Master LLC’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Boards considered the quality of the administrative and non-investment advisory services provided to the Fund and the Master LLC. BlackRock and its affiliates and significant shareholders provide the Fund and the Master LLC with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund and the Master LLC by third parties) and officers and other personnel as are necessary for the operations of the Fund and the Master LLC. In addition to investment advisory services, BlackRock and its affiliates provide the Fund and the Master LLC with other services, including, as pertinent: (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Fund and the Master LLC, such as tax reporting, fulfilling regulatory filing requirements, and call center services. The Boards reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Fund, the Master LLC and BlackRock: The Boards, including the Independent Board Members, also reviewed and considered the performance history of the Fund and the Master LLC. In preparation for the April 16, 2009 meeting, the Boards were provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Boards also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with their review, the Boards received and reviewed information regarding the investment performance of the Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund’s applicable Lipper category. The Boards were provided with a description of the methodology used by Lipper to select peer funds. The Boards regularly review the performance of the Fund and the Master LLC throughout the year. The Boards attach more importance to performance over relatively long periods of time, typically three to five years.

CMA MONEY FUND	SEPTEMBER 30, 2009	19

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

The Boards noted that, in general, the Fund performed better than its Peers in that the Fund’s performance was at or above the median of its Performance Universe in each of the one-, three- and five-year periods reported.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund and the Master LLC: The Boards, including the Independent Board Members, reviewed the Master LLC’s contractual advisory fee rates compared with the other funds in the Fund’s Lipper category. They also compared the Fund’s total expenses, as well as actual management fees, to those of other comparable funds. The Boards considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Boards received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Master LLC. The Boards were also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund and/or the Master LLC. The Boards reviewed BlackRock’s profitability with respect to the Master LLC and other funds the Boards currently oversee for the year ended December 31, 2008 compared to available aggregate profitability data provided for the year ended December 31, 2007.The Boards reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Boards reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Boards recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Boards noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information is available, the Boards considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. The comparison indicated that operating margins for BlackRock with respect to its registered funds are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Boards considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms, which concluded that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Boards considered the cost of the services provided to the Fund and the Master LLC by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Fund and the Master LLC and the other funds advised by BlackRock and its affiliates. As part of their analysis, the Boards reviewed BlackRock’s methodology in allocating its costs to the management of the Fund and the Master LLC. The Boards also considered whether BlackRock has the financial resources necessary to attract and retain high-quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Boards.

The Boards noted that the contractual advisory fees, which do not take into account any expense reimbursement or fee waivers, were lower than or equal to the median contractual advisory fees paid by the Fund’s Peers. The Boards also noted that the Master LLC has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Master LLC increases, thereby allowing shareholders the potential to participate in economies of scale.

D. Economies of Scale: The Boards, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund and the Master LLC increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund and the Master LLC to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the assets of the Master LLC. The Boards considered that the funds in the BlackRock fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Boards also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

E. Other Factors: The Boards also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from its relationship with the Fund and the Master LLC, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Fund and the Master LLC, including for administrative, transfer agency and distribution services. The Boards also noted that BlackRock may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

20	CMA MONEY FUND	SEPTEMBER 30, 2009

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)

In connection with their consideration of the Agreements, the Boards also received information regarding BlackRock’s brokerage and soft dollar practices. The Boards received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion.

The Board Members of the Master LLC present at the meeting, including the Independent Board Members present at the meeting, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC for a one-year term ending June 30, 2010 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Master LLC for a one-year term ending June 30, 2010. Based upon their evaluation of all these factors in their totality, the Board Members of the Master LLC present at the meeting, including the Independent Board Members present at the meeting, were satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Master LLC and its shareholders. The Board Members of the Fund present at the meeting, including the Independent Board Members present at the meeting, also considered the continuation of the Agreements and found the Agreements to be satisfactory. In arriving at a decision to approve the Agreements, the Boards did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master LLC reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

CMA MONEY FUND	SEPTEMBER 30, 2009	21

Officers and Directors

Ronald W. Forbes, Co-Chairman of the Board and Director
Rodney D. Johnson, Co-Chairman of the Board and Director
David O. Beim, Director
Richard S. Davis, Director
Henry Gabbay, Director
Dr. Matina Horner, Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Chairman of the Audit Committee and Director
Frederick W. Winter, Director
Anne F. Ackerley, Fund President and Chief Executive Officer
Richard Hoerner, Vice President
Jeffrey Holland, Vice President
Brendan Kyne, Vice President
Simon Mendelson, Vice President
Brian Schmidt, Vice President
Christopher Stavrakos, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Fund/Master LLC
Howard B. Surloff, Secretary

Investment Advisor and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Institutional Management Corporation
Wilmington, DE 19809

Custodian
State Street Bank and Trust Company
Boston, MA 02111

Transfer Agent
Financial Data Services, Inc.
Jacksonville, FL 32246

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

Effective July 31, 2009, Donald C. Burke, President and Chief Executive Officer of the Fund and Master LLC, retired. The Fund’s and Master LLC’s Boards wish Mr. Burke well in his retirement.

Effective August 1, 2009, Anne F. Ackerley became President and Chief Executive Officer of the Fund and Master LLC, and Jeffrey Holland and Brian Schmidt became Vice Presidents of the Fund and Master LLC.

Effective September 17, 2009, Richard Hoerner, Brendan Kyne, Simon Mendelson and Christopher Stavrakos became Vice Presidents of the Fund and Master LLC.

Additional Information

Section 19 Notices

These amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. The Fund will send you a Form 1099-DIV each calendar year that will tell you how to report these distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share

$0.000793	$0.000002	—	$0.000795	100%	0%	0%	100%

22	CMA MONEY FUND	SEPTEMBER 30, 2009

Additional Information (concluded)

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Fund will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 221-7210.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master LLC uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 221-7210; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master LLC voted proxies relating to securities held in the Fund’s/Master LLC’s portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com or by calling (800) 221-7210 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Schedule of Investments

The Fund/Master LLC files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 221-7210.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

CMA MONEY FUND	SEPTEMBER 30, 2009	23

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 221-7210. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

#11213 — 9/09

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Money Fund and Master Money LLC

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
CMA Money Fund and Master Money LLC

Date: November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
CMA Money Fund and Master Money LLC

Date: November 20, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
CMA Money Fund and Master Money LLC

Date: November 20, 2009